Deconsolidations	12 Months Ended
Dec. 31, 2022
Decosolidations
3.
DECONSOLIDATIONS

Deconsolidation in 2020

During the year ended December 31, 2020, the Group disposed certain gaming related business and one utility product in its Internet Business segment to a third party and a related party. Consequently, the Group lost control over such businesses and deconsolidated their financial results from the Group’s financial statements from the date of disposal with total consideration of RMB202,275 and contingency consideration of RMB11,745. The Group recognized a total gain of RMB226,502 from these transactions in “Other income” in the consolidated statements of comprehensive income for the year ended December 31, 2020.

The Group further disposed its major gaming related business to certain investees. Consequently, the Group lost control over such businesses and deconsolidated their financial results from the Group’s financial statements from the date of disposal. The Group measured shares acquired during the disposal from certain investees at fair value and recognized a total gain of RMB182,550 from the transactions in “Other income” in the consolidated statements of comprehensive income for the year ended December 31, 2020. The Group owns 36% voting rights of these investees, which might be further increased to a higher percentage, expecting 75% as the highest subject to further adjustments as share split, share combination, etc. in some of the investees, provided that the Group chooses to convert its preferred shares into ordinary shares in full or in part upon certain conversion events. As the Group’s equity interests are not in-substance common stock and the investment does not have readily determinable fair value, the interests was accounted for using the measurement alternative. These equity investees will be considered related parties after deconsolidation.

The Group also disposed its partial interest in an entity operating utility related business through the sale of shares. Consequently, the Group lost control over such businesses and deconsolidated their financial results from the Group’s financial statements from the date of disposal. The Group measured the remaining interests at fair value upon deconsolidation and recognized a total loss of RMB14,827 from the transactions in “Other expenses” in the consolidated statements of comprehensive income for the year ended December 31, 2020. Subsequent to the deconsolidation, the Group owns 47.1% voting rights and the remaining interests are accounted for as equity method. These equity investees will be considered related parties after deconsolidation.

The deconsolidation of these businesses did not meet the definition of a discontinued operation in accordance with ASC 205-20, Presentation of Financial Statements – Discontinued Operations (“ASC 205-20”), as the disposal did not represent a shift in the Group’s strategy that has (or will have) a major effect on an entity’s operations and financial results.